INVENTORY	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORY	INVENTORY

US$ MILLIONS	2021	2020
Natural gas inventory	$132	$71
Raw materials and other	268	150
Carrying amount of inventories	$400	$221
Refer to Note 23, Direct Operating Costs, for further details on inventory expenses identified as “cost of inventory”